Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long term debt	€ 600	€ 802
Less current portion	(215)	(209)
Total long-term portion	384	592
JAPAN
Long term debt	119	183
GERMANY
Long term debt	353	443
ITALY
Long term debt	128	175
Malaysia [Member]
Long term debt		€ 1